Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Amounts Associated with PEMEX's Labor Obligations
The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
	2019		2018
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,438,849,732	Ps.	1,067,317,120
Liability for other long-term benefits		17,965,635		13,224,926

Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,456,815,367	Ps.	1,080,542,046

Summary of Amounts Recognized for Long-term Obligations
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2019		2018
Liability for defined benefits at the beginning of the year	Ps.	1,067,317,120	Ps.	1,241,072,307
Current Service cost		15,871,004		20,819,804
Net interest		95,643,572		97,571,478
Defined benefits paid by the fund		(5,759,721)		(5,547,170)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions (1)		304,527,285		(214,105,342)
Change in demographic assumptions (1)		(9,012,031)		(71,958,462)
For experience during the year		25,228,095		53,779,484
Assets of the plan during the year		(43,628)		646,318
Effect of the liability ceiling *		(127,137)		279,674
Transfer to Long-term Benefits*		—		410,775
Real interest, excluding earned interests *		(363,873)		—
Adjustment to the Defined Contribution Plan *		61,583		—
Remeasurements		(96,828)		2,146
Contributions paid to the fund		(54,395,709)		(55,653,892)

Defined benefit liabilities at end of year	Ps.	1,438,849,732	Ps.	1,067,317,120

*	The concepts come from the valuation of PMI CIM´s liabilities.

(1)
The amount of the actuarial losses and (gains) corresponding to the retirement and post-employment benefits of Ps. (309,327,314) generated in the period from January to December 2019, correspond mainly to the decrease in the discount rate from 9.29% to 7.53%, as well as the gradual increase in the mortality table for non-disabled
retirees. Other influencing factors were the change in the obligations due to movements in the population, age, seniority, salary, pensions and benefits.

	December 31,
	2019		2018
Changes in pension plan assets
Plan assets at the beginning of year	Ps.	7,200,471	Ps.	8,485,692
Return on plan assets		833,638		862,175
Payments by the pension fund		(59,967,278)		(56,834,688)
Company contributions to the fund		54,395,709		55,653,892
Actuarial (gains) losses in plan assets		43,683		(653,583)
Effect of the liability ceiling		157,774		(313,017)

Adjustment to the Defined Contribution Plan *		(61,582)		—
Clearance Price*		(17,408)		—

Pension plan assets at the end of year	Ps.	2,585,007	Ps.	7,200,471

*	The concepts come from the valuation of PMI CIM´s liabilities.

Summary of Amounts and Types of Plan Assets
As of December 31, 2019 and 2018, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2019		2018
Cash and cash equivalents	Ps.	138,795	Ps.	4,976,125
Debt instruments		2,446,212		2,224,346

Total plan assets	Ps.	2,585,007	Ps.	7,200,471

	December 31,
Changes in Defined Benefit Obligations (DBO)	2019		2018
Defined benefit obligations at the beginning of the year	Ps.	1,074,233,038	Ps.	1,249,557,999
Service costs		14,516,102		18,365,156
Financing costs		96,350,258		98,759,209
Past service costs		77,045		(103,845)
Payments by the fund		(65,727,000)		(62,388,283)
Change in financial assumptions		304,527,285		(214,105,342)
Change in demographic assumptions		(9,012,031)		(71,958,462)
For experience during the year		25,228,095		53,779,484
Obligations settled		(14,237)		(457,168)
Remeasurements		—		2,139
Reductions		(129,909)		—
Modifications to the pension plan		1,307,769		2,782,151

Defined benefit obligations at the end of year	Ps.	1,441,356,415	Ps.	1,074,233,038

Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2019 and 2018:

	Fair value measurements as of December 31, 2019
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	138,795	Ps.	—	Ps.	—	Ps.	138,795
Debt instruments		2,446,212		—		—		2,446,212

Total	Ps.	2,585,007	Ps.	—	Ps.	—	Ps.	2,585,007

	Fair value measurements as of December 31, 2018
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	4,976,125	Ps.	—	Ps.	—	Ps.	4,976,125
Debt instruments		2,224,346		—		—		2,224,346

Total	Ps.	7,200,471	Ps.	—	Ps.	—	Ps.	7,200,471

Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation
As of December 31, 2019 and 2018, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2019	2018
Rate of increase in salaries	5.02%	5.02%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	7.53%	9.29%
Average length of obligation (years)	17.52	15.04

(1)
In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations.

Other long-term benefits [member]
Statement [LineItems]
Summary of Amounts Recognized for Long-term Obligations
The amounts recognized for long-term obligations for the years ended December 31, 2019 and 2018 are as follows:

	December 31,
Change in the liability for defined benefits	2019		2018
Liabilities defined benefit at the beginning of year	Ps.	13,224,926	Ps.	17,363,815
Present cost services		—		(18,085)
Charge to income for the year		2,164,866		2,885,875
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions		5,007,261		(3,741,132)
Change in demographic assumptions		(245,829)		(751,052)
For experience during the year		(2,418,954)		(2,259,569)
Real interest, excluding earned interests *		264,917		125,485
Effect of the liability ceiling *		(30,638)		33,344
Adjustment to the Defined Contribution Plan *		(914)		—
Benefits paid		—		(2,980)
Transfer to the post-employment benefit fund recognized in other comprehensive income		—		(410,775)

Liabilities defined benefit at the end of year	Ps.	17,965,635	Ps.	13,224,926

*The concepts come from the valuation of PMI CIM´s liabilities.

Actuarial assumption of expected rates of salary increases [member]
Statement [LineItems]
Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation
The effects previously mentioned, were determined using the projected unit credit method which was the same used in the prior valuation.

	December 31,
	2019	2018
Rate of increase in salaries	5.02%	5.02%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate	7.53%	9.29%
Average length of obligation (years)	17.52	15.04